SCHEDULE OF REVENUES AND EARNINGS OF BUSINESS COMBINATION (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Revenues	$ 8,384,632	$ 7,871,010
Net loss	$ (2,065,343)	$ (3,570,054)
Breunich Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
Revenues			$ 6,595,867	$ 5,525,596
Net loss			$ (5,015,908)	$ (433,834)